Submission	Oct. 21, 2025
Submission [Line Items]
Central Index Key	0001776985
Registrant Name	BioNTech SE
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A